Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.80%	1.50%
Expected long-term rate of return on Plans' assets	6.80%	6.80%
Rate of compensation increase	1.60%	1.60%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.48%	1.97%
Health care cost trend rate assumed for next year	6.00%	5.50%
Ultimate health care cost trend rate	3.94%	4.04%